SCHEDULE OF VALUATION TECHNIQUES (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Preferred shares (Note )			$ 9,359,000
Convertible loan notes (Note )			3,743,000
Valuation Techniques [member]
IfrsStatementLineItems [Line Items]
Preferred shares (Note )	[1]		9,359,000
Convertible loan notes (Note )	[2]		$ 3,743,000

[1]	An increase in the revenue growth rate used in isolation would result in an increase in the fair value measurement of the preferred shares, and vice versa, while a slight increase in the discount rate used in isolation would result in a decrease in the fair value measurement of the preferred shares, and vice versa. As of 31 March 2024, a 1% (2025: N/A) increase in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.9 million (2025: N/A) while a 1% (2025: N/A) decrease in the discount rate holding all other variables constant would increase the carry amount of the preferred shares by $1.1 million (2025: N/A). A 1% (2025: N/A) increase in the revenue growth rate holding all other variables constant would increase the carry amount of the preferred shares by $0.6 million (2025: N/A) while a 1% (2025: N/A) decrease in the discount rate holding all other variables constant would decrease the carry amount of the preferred shares by $0.6 million (2025: N/A).
[2]	A 1% increase in the discount rate used in isolation would result in a minimal decrease in the fair value measurement of the convertible loan notes, and vice versa.